VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 3.7%
Ampol Ltd. † 68,033 $ 1,766,824
Underline
Austria : 4.5%
OMV AG 45,909 2,176,683
Underline
Finland : 5.6%
Neste Oyj 99,612 2,703,879
Underline
Greece : 1.7%
Motor Oil Hellas Corinth
Refineries SA 27,501 819,788
Underline
Hungary : 3.2%
MOL Hungarian Oil & Gas Plc 189,154 1,534,584
Underline
India : 7.4%
Reliance Industries Ltd.
(USD) 144A (GDR) 49,347 3,523,376
Underline
Japan : 12.7%
Cosmo Energy Holdings Co.
Ltd. † 24,900 1,250,750
ENEOS Holdings, Inc. 562,800 2,712,113
Idemitsu Kosan Co. Ltd. 308,840 2,117,939
6,080,802
Poland : 4.8%
ORLEN SA 141,239 2,304,266
Underline
Portugal : 4.4%
Galp Energia SGPS SA 127,284 2,106,549
Underline
Saudi Arabia : 1.6%
S-Oil Corp. (KRW) 13,509 782,416
Underline
South Korea : 6.1%
HD Hyundai Co. Ltd. 18,304 936,701
SK Innovation Co. Ltd. * 22,578 1,988,710
2,925,411
Number
of Shares Value
Taiwan : 3.2%
Formosa Petrochemical
Corp. 709,000 $ 1,520,728
Underline
Thailand : 2.7%
Bangchak Corp. PCL (NVDR) 376,000 459,037
Thai Oil PCL (NVDR) 508,400 821,015
1,280,052
Turkey : 4.3%
Turkiye Petrol Rafinerileri AS 374,694 2,049,589
Underline
United States : 33.9%
Delek US Holdings, Inc. 17,748 545,573
HF Sinclair Corp. 36,500 2,203,505
Marathon Petroleum Corp. 18,018 3,630,627
Par Pacific Holdings, Inc. * 16,269 602,929
PBF Energy, Inc. 31,166 1,794,227
Phillips 66 24,577 4,014,407
Valero Energy Corp. 20,291 3,463,471
16,254,739
Total Common Stocks
(Cost: $41,821,466) 47,829,686
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.7%
Money Market Fund: 1.7%
(Cost: $807,030)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 807,030 807,030
Total Investments: 101.5%
(Cost: $42,628,496) 48,636,716
Liabilities in excess of other assets: (1.5)% (723,482)
NET ASSETS: 100.0% $ 47,913,234
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,300,998.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,523,376, or 7.4% of net assets.